CONVERITBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2014
CONVERITBLE REDEEMABLE PREFERRED SHARES
Schedule of changes in Preferred Shares balance
	Series A-1 Preferred Shares	Series A-2 Preferred Shares	Series B Preferred Shares	Total

Balance as of January 1, 2013	$4,111,914	$28,072,921	$14,012,736	$46,197,571
Accretion for the Preferred Shares	1,199,007	34,336,421	2,106,420	37,641,848
Balance as of December 31, 2013	$5,310,921	$62,409,342	$16,119,156	$83,839,419
Accretion for the Preferred Shares	1,445,125	36,947,001	2,422,383	40,814,509
Balance as of December 31, 2014	$6,756,046	$99,356,343	$18,541,539	$124,653,928
Accretion for the Preferred Shares	442,409	1,202,748	720,194	2,365,351
Conversion to Ordinary Shares	(7,198,455)	(100,559,091)	(19,261,733)	(127,019,279)
Balance as of December 31, 2015	$-	$-	$-	$-